OTHER RESERVES (Details) - Schedule of Foreign Currency Translation Reserve - Reserve of change in value of foreign currency basis spreads [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
Foreign currency translation reserve
At 1 January	£ (114)	£ (207)	£ (180)
Currency translation differences arising in the year	(2)	(15)	(16)
Foreign currency gains on net investment hedges (tax: £nil)			(11)
Transfers to income statement		108
At 31 December	(116)	(114)	(207)
The Bank [member]
Foreign currency translation reserve
At 1 January	(6)	76	81
Currency translation differences arising in the year	£ 6	2	2
Foreign currency gains on net investment hedges (tax: £nil)			(7)
Transfers to income statement		(84)
At 31 December		£ (6)	£ 76